Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others	¥ 408,400	¥ 538,000	¥ 699,900
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses (non-recurring losses)	23,300	(30,900)	(46,700)
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(30,700)	(17,000)	(80,200)
Gains on reversal of reserves for possible losses on loans, and others	11,200	173,300	32,700
Net gains (losses) related to stocks - Net gains (losses) related to ETFs and others	259,900	191,900	205,700
Net extraordinary gains (losses)	(497,900)	17,500	46,700
Others	(57,900)	(72,800)	(73,900)
Income before income tax expense under Japanese GAAP	116,300	800,000	784,200
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	45,300	(110,200)	(221,900)
Investments	(273,300)	98,100	(115,900)
Loans	(11,900)	(2,400)	2,500
Allowances for loan losses and off-balance-sheet instruments	(5,800)	6,800	(13,800)
Premises and equipment	303,600	35,400	28,600
Land revaluation	10,200	3,400	4,500
Business combinations	(12,800)	15,600	14,800
Pension liabilities	(32,200)	(4,400)	33,800
Consolidation of variable interest entities	(39,000)	2,700	1,600
Foreign currency translation	1,700	12,100	(6,200)
Others	(17,000)	(17,800)	(31,800)
Income before income tax expense	¥ 85,060	¥ 839,298	¥ 480,375